Loans (Troubled Debt Restructurings Types Of Modifications) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration	$ 2,749	$ 1,890
Commercial real estate [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration		1,890
Interest only [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration		1,890
Interest only [Member] | Commercial real estate [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modficiation Recorded Investment, Duration		$ 1,890